Background and Basis of Presentation	12 Months Ended
Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and Basis of Presentation

1.  Background and Basis of Presentation

Nature of Operations

James Hardie Industries plc (“JHI plc”) manufactures and sells fiber cement building products for interior and exterior building construction applications, primarily in the United States, Canada, Australia, New Zealand, the Philippines and Europe.

Basis of Presentation

The consolidated financial statements represent the financial position, results of operations and cash flows of JHI plc and its wholly-owned subsidiaries and variable interest entity (“VIE”). Unless the context indicates otherwise, JHI plc and its direct and indirect wholly-owned subsidiaries and VIE (as of the time relevant to the applicable reference) are collectively referred to as “James Hardie”, the “James Hardie Group” or the “Company”. The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The US dollar is used as the reporting currency.

Reporting Segments

During the first quarter of fiscal year 2017, the Company changed its reportable operating segments in conjunction with how information is evaluated by the Chief Operating Decision Maker (“CODM”) for the purpose of assessing segment performance and allocation of resources. The Company has revised its historical segment information at 31 March 2016 and for the years ended 31 March 2016 and 2015 to be consistent with the current reportable segment structure. The change in reportable segments had no effect on the Company’s financial position, results of operations or cash flows for the periods presented. See Note 17 for further details on segment reporting.